Note 17 - Financial Instruments (Details) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Financial Liabilities
Convertible debentures, carrying amount	$ 1,790,358	$ 1,290,465
Convertible debentures, fair value	$ 1,795,796	$ 1,316,386